SHARE-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 22, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs not yet recognized | $		$ 59,534
Weighted-average remaining period of compensation costs not yet recognized		1 year 2 months 8 days
Fair value of options granted (in USD per share) | $ / shares		$ 9.76	$ 2.75	$ 0.63
Ordinary shares - Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)		4,628,524
Percentage of shares issued and outstanding, approved for issuance		0.02
2021 Plan | Ordinary shares - Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)		23,142,623
Ordinary shares | 2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares canceled (in shares)	2,128,978
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Award expiration period		10 years
Minimum percentage of fair market value for exercise price of options granted		1
Share-based Payment Arrangement, Option | 2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under plan (in shares)		0
Options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grant under plan (in shares)		22,880,155
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs not yet recognized | $		$ 2,064
Weighted-average remaining period of compensation costs not yet recognized		2 years 10 months 24 days
Fair value of units granted (in USD per share) | $ / shares		$ 4.35